INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
The principal components of the Company's net deferred tax assets consisted of the following at September 30:

	2015	2014
Net operating loss carryforwards	$3,748,426	$2,731,492
Capitalized expenditures	802,769	381,872
Research and experimentation credit carryforwards	164,252	63,368
Stock based compensation	1,014,654	501,175
Property and Equipment	1,569	1,568
Accrued expenses	124,716	46,230
Gross deferred tax assets	5,856,386	3,725,705
Deferred tax asset valuation allowance	(5,856,386)	(3,725,705)

Net deferred tax assets	$-	$-